Related parties, Summary of Transactions with Related Parties (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital expenditures and expenses [Abstract]
Construction services, purchases of materials, inventories and property, plant and equipment	[1]	$ 11,015,657	$ 13,621,729	$ 10,499,209
Insurance premiums, fees paid for administrative and operating services, brokerage services and others	[2]	5,178,174	5,012,046	4,911,513
Associated costs for towers sale	[3]	0	0	1,751,405
Rent of towers		605,281	864,912	937,763
Other services		1,756,554	1,586,583	1,903,476
Investments and expenses		18,555,666	21,085,270	20,003,366
Revenue related party [Abstract]
Service revenues	[4]	1,142,356	1,270,286	1,153,877
Sales of towers	[5]	0	523,547	8,546,615
Sales of equipment		1,007,871	1,514,397	2,225,521
Total revenues		2,150,227	3,308,230	11,926,013
Grupo Carso, S.A.B. de CV [Member]
Transactions with related parties [Abstract]
Purchase of network construction services and construction materials		8,163,525	11,057,693	7,720,624
Network maintenance service		19,969	117,939	69,248
Seguros Inbursa, S.A. and Finanzas Guardiana Inbursa, S.A. [Member]
Transactions with related parties [Abstract]
Insurance premium		4,322,991	4,170,478	3,460,518
Compania Dominicana de Telefonos, S.A. ("Codetel") [Member]
Capital expenditures and expenses [Abstract]
Associated costs for towers sale				855,427
Revenue related party [Abstract]
Sales of towers				2,695,790
America Movil Peru S.A.C. [Member]
Capital expenditures and expenses [Abstract]
Associated costs for towers sale				880,542
Revenue related party [Abstract]
Sales of towers				4,840,325
Telmex [Member]
Capital expenditures and expenses [Abstract]
Associated costs for towers sale				15,435
Revenue related party [Abstract]
Service revenues		1,042,628	1,171,375	995,831
Sales of towers			523,547	1,010,500
Directors, audit and corporate practices committee [Member]
Transactions with related parties [Abstract]
Compensation paid		7,192	6,495	6,244
Senior management [Member]
Transactions with related parties [Abstract]
Compensation paid		$ 111,457	$ 103,912	$ 98,280

[1]	In 2025, this amount includes Ps.8,163,525 (Ps.11,057,693 in 2024 and Ps.7,720,624 in 2023) for network construction services and construction materials purchased from subsidiaries of Grupo Carso, S.A.B. de C.V. (Grupo Carso).
[2]	In 2025, this amount mainly includes Ps.4,322,991 (Ps.4,170,478 in 2024 and Ps.3,460,518 in 2023) for insurance premiums with Seguros Inbursa S.A. and Fianzas Guardiana Inbursa, S.A., which, in turn, places most of such insurance with reinsurers; as well as Ps.19,969 in 2025 (Ps.117,939 in 2024 and Ps.69,248 in 2023) for network maintenance services performed by Grupo Carso subsidiaries.
[3]	In 2023, this amount includes Ps.855,427 of the cost related to the sales of towers by Compañía Dominicana de Teléfonos, S.A.; Ps.880,542 of the cost related to the sales of towers by América Móvil Perú, S.A.C.; and Ps.15,435 of the cost related to the sales of towers by Telmex.
[4]	In 2025, this amount includes Ps.1,042,628 (Ps.1,171,375 in 2024 and Ps.995,831 in 2023) of the total revenue, provided by Telmex.
[5]	In 2024, this amount includes Ps.523,547 (Ps.1,010,500 in 2023) for sales of towers by Telmex. In 2023, includes Ps.2,695,790 for sales of towers by Compañía Dominicana de Teléfonos, S.A.; and Ps.4,840,325 for sales of towers by América Móvil Perú, S.A.C.